Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	34,574,706
Beginning balance, value at Dec. 31, 2015	$ 34,575	$ 1,371,618	$ (884,999)
Net loss			(467,434)	$ (467,434)
Ending balance, shares at Dec. 31, 2016	34,574,706
Ending balance, value at Dec. 31, 2016	$ 34,575	1,371,618	(1,352,433)	53,760
Issuance of promissory note		500,000		500,000
Net loss			(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	$ 1,871,618	$ (1,978,794)	(72,601)
Net loss				(1,299,111)
Ending balance, value at Jun. 30, 2018				$ (3,277,905)